Empower Annuity Insurance Company of America

8515 East Orchard Road

Greenwood Village, CO 80111

May 3, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Empower Annuity Insurance Company of America

FutureFunds Series Account

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

File Nos. 002-89550; 811-03972

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for FutureFunds Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.

the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 64 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.

the text of Post-Effective Amendment No. 64 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 27, 2023.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-2660.

Sincerely,

Empower Annuity Insurance Company of America
FutureFunds Series Account
(Registrant)

/s/ Kirsty M. Lieberman
Kirsty M. Lieberman
Senior Counsel